EMPLOYEE BENEFIT PLANS PART 5 (Details) - USD ($)		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 2,484,000,000		$ 2,807,000,000		$ 2,789,000,000
Sempra Energy Common Stock Held in Pension Master Trust Shares				11,558
Sempra Energy Common Stock Held in Pension Master Trust Value				$ 1,000,000
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		14,000,000		11,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		25,000,000
Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		752,000,000		828,000,000		819,000,000
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		4,000,000		3,000,000
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets		2,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		7,000,000
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,537,000,000		1,763,000,000		1,758,000,000
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		9,000,000		7,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		16,000,000
All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		1,000,000		1,000,000
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets		2,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		2,000,000
Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,003,000,000		$ 1,054,000,000		1,012,000,000
Sempra Energy Common Stock Held in Pension Master Trust Shares				2,005
Sempra Energy Common Stock Held in Pension Master Trust Value				$ 200,000
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		4,000,000		3,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		5,000,000
Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		161,000,000		164,000,000		146,000,000
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		1,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		1,000,000
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		822,000,000		870,000,000		$ 848,000,000
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets		3,000,000		2,000,000
Accounts Payable Excluded From Fair Value of Defined Benefit Plan Assets		4,000,000
All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets				1,000,000
Equity Securities, Broad Market Fund [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		216,000,000		222,000,000
Equity Securities, Broad Market Fund [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Broad Market Fund [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		216,000,000		222,000,000
Equity Securities, Broad Market Fund [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Foreign Preferred [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		1,000,000
Equity Securities, Foreign Preferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		4,000,000
Equity Securities, Foreign Preferred [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				1,000,000
Equity Securities, Foreign Preferred [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				1,000,000
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		1,000,000
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		3,000,000
Equity Securities, Foreign Preferred [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Equity Securities, Foreign Preferred [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				1,000,000
Equity Securities, Foreign Preferred [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Foreign Preferred [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		1,000,000
Equity Securities, Foreign Preferred [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				1,000,000
Equity Securities, Foreign Preferred [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Equity Securities, Foreign Preferred [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Equity Securities, Foreign Preferred [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Equity Securities, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		38,000,000		40,000,000
Equity Securities, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		77,000,000		86,000,000
Equity Securities, Registered Investment Company [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		9,000,000		10,000,000
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		41,000,000		43,000,000
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		43,000,000		45,000,000
Equity Securities, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000		4,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		38,000,000		40,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		77,000,000		86,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		9,000,000		10,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		41,000,000		43,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		43,000,000		45,000,000
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000		4,000,000
Equity Securities, Registered Investment Company [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		38,000,000		38,000,000
US Treasury Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		76,000,000		80,000,000
US Treasury Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		10,000,000		9,000,000
US Treasury Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,000,000		5,000,000
US Treasury Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		42,000,000		16,000,000
US Treasury Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		1,000,000
US Treasury Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		38,000,000		38,000,000
US Treasury Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		76,000,000		80,000,000
US Treasury Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		10,000,000		9,000,000
US Treasury Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,000,000		5,000,000
US Treasury Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		42,000,000		16,000,000
US Treasury Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		1,000,000
US Treasury Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
US Treasury Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		9,000,000		11,000,000
Municipal Bonds | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		19,000,000		24,000,000
Municipal Bonds | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		4,000,000
Municipal Bonds | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		3,000,000
Municipal Bonds | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		7,000,000		5,000,000
Municipal Bonds | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		9,000,000		11,000,000
Municipal Bonds | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		19,000,000		24,000,000
Municipal Bonds | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		4,000,000
Municipal Bonds | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		3,000,000
Municipal Bonds | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		7,000,000		5,000,000
Municipal Bonds | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Municipal Bonds | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		10,000,000
Fixed Income, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,000,000		21,000,000
Fixed Income, Registered Investment Company [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				2,000,000
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		16,000,000		16,000,000
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		49,000,000		6,000,000
Fixed Income, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		2,000,000
Fixed Income, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Fixed Income, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		10,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,000,000		21,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				2,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		16,000,000		16,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		49,000,000		6,000,000
Fixed Income, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		2,000,000
Fixed Income, Registered Investment Company [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Fixed Income, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		12,000,000
Foreign Government Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		6,000,000		25,000,000
Foreign Government Debt Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		3,000,000
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				2,000,000
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		5,000,000
Foreign Government Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
Foreign Government Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Foreign Government Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		12,000,000
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		6,000,000		25,000,000
Foreign Government Debt Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		3,000,000
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				2,000,000
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		5,000,000
Foreign Government Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
Foreign Government Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets				0
Foreign Government Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Government Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Domestic Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	103,000,000		117,000,000
Domestic Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	209,000,000		249,000,000
Domestic Corporate Debt Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	26,000,000		30,000,000
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	15,000,000		16,000,000
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	87,000,000		61,000,000
Domestic Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	1,000,000		2,000,000
Domestic Corporate Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	103,000,000		117,000,000
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	209,000,000		249,000,000
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	26,000,000		30,000,000
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	15,000,000		16,000,000
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	87,000,000		61,000,000
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	1,000,000		2,000,000
Domestic Corporate Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Domestic Corporate Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0		0
Foreign Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		30,000,000		36,000,000
Foreign Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		62,000,000		77,000,000
Foreign Corporate Debt Securities [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,000,000		9,000,000
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000		5,000,000
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		28,000,000		25,000,000
Foreign Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
Foreign Corporate Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		30,000,000		36,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		62,000,000		77,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,000,000		9,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000		5,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		28,000,000		25,000,000
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
Foreign Corporate Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Foreign Corporate Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	94,000,000		62,000,000
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	193,000,000		132,000,000
Debt Securities, Common Collective Trusts [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	25,000,000		16,000,000
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	14,000,000		8,000,000
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	151,000,000		265,000,000
Debt Securities, Common Collective Trusts [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	1,000,000		1,000,000
Debt Securities, Common Collective Trusts [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	94,000,000		62,000,000
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	193,000,000		132,000,000
Debt Securities, Common Collective Trusts [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	25,000,000		16,000,000
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	14,000,000		8,000,000
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	151,000,000		265,000,000
Debt Securities, Common Collective Trusts [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	1,000,000		1,000,000
Debt Securities, Common Collective Trusts [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0		0
Debt Securities, Common Collective Trusts [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0		0
Total Investment Plan Assets [Member] | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,495,000,000	[4]	2,796,000,000	[5]
Total Investment Plan Assets [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		753,000,000	[6]	825,000,000	[7]
Total Investment Plan Assets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,544,000,000	[8]	1,756,000,000	[9]
Total Investment Plan Assets [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		198,000,000	[10]	215,000,000	[11]
Total Investment Plan Assets [Member] | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,004,000,000	[12]	1,051,000,000	[13]
Total Investment Plan Assets [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		161,000,000	[14]	164,000,000
Total Investment Plan Assets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		823,000,000	[15]	868,000,000	[16]
Total Investment Plan Assets [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		20,000,000		19,000,000	[17]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,685,000,000	[4]	1,937,000,000	[5]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		509,000,000	[6]	572,000,000	[7]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,042,000,000	[8]	1,216,000,000	[9]
Total Investment Plan Assets [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		134,000,000	[10]	149,000,000	[11]
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		405,000,000	[12]	404,000,000	[13]
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		109,000,000	[14]	114,000,000
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		282,000,000	[15]	276,000,000	[16]
Total Investment Plan Assets [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		14,000,000		14,000,000	[17]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		806,000,000	[4]	846,000,000	[5]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		243,000,000	[6]	249,000,000	[7]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		499,000,000	[8]	532,000,000	[9]
Total Investment Plan Assets [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		64,000,000	[10]	65,000,000	[11]
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		599,000,000	[12]	645,000,000	[13]
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		52,000,000	[14]	50,000,000
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		541,000,000	[15]	590,000,000	[16]
Total Investment Plan Assets [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		6,000,000		5,000,000	[17]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000	[4]	13,000,000	[5]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000	[6]	4,000,000	[7]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000	[8]	8,000,000	[9]
Total Investment Plan Assets [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	[10]	1,000,000	[11]
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	[12]	2,000,000	[13]
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	[14]	0
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	[15]	2,000,000	[16]
Total Investment Plan Assets [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[17]
Equity Securities Domestic [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		269,000,000		307,000,000	[18]
Equity Securities Domestic [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		552,000,000		651,000,000	[18]
Equity Securities Domestic [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		72,000,000		81,000,000	[18]
Equity Securities Domestic [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		39,000,000		41,000,000	[19]
Equity Securities Domestic [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		123,000,000		133,000,000	[19]
Equity Securities Domestic [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,000,000		6,000,000	[19]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		269,000,000		307,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		552,000,000		651,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		72,000,000		81,000,000	[18]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		39,000,000		41,000,000	[19]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		123,000,000		133,000,000	[19]
Equity Securities Domestic [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,000,000		6,000,000	[19]
Equity Securities Domestic [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[18]
Equity Securities Domestic [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[18]
Equity Securities Domestic [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[18]
Equity Securities Domestic [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[19]
Equity Securities Domestic [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[19]
Equity Securities Domestic [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[19]
Equity Securities Domestic [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[18]
Equity Securities Domestic [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[18]
Equity Securities Domestic [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[18]
Equity Securities Domestic [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[19]
Equity Securities Domestic [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[19]
Equity Securities Domestic [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0	[19]
Equity Securities Foreign [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		163,000,000		186,000,000
Equity Securities Foreign [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		334,000,000		395,000,000
Equity Securities Foreign [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		43,000,000		49,000,000
Equity Securities Foreign [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		24,000,000		25,000,000
Equity Securities Foreign [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		74,000,000		81,000,000
Equity Securities Foreign [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		3,000,000
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		163,000,000		186,000,000
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		334,000,000		395,000,000
Equity Securities Foreign [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		43,000,000		49,000,000
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		24,000,000		25,000,000
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		74,000,000		81,000,000
Equity Securities Foreign [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		3,000,000		3,000,000
Equity Securities Foreign [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
Equity Securities Foreign [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000		3,000,000
EquitySecuritiesDomesticPreferred [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		1,000,000
EquitySecuritiesDomesticPreferred [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
EquitySecuritiesDomesticPreferred [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
EquitySecuritiesDomesticPreferred [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2,000,000		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		4,000,000		3,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1,000,000
EquitySecuritiesDomesticPreferred [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
EquitySecuritiesDomesticPreferred [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0		0
EquitySecuritiesDomesticPreferred [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
OtherPlanAssets [Member] | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	1,000,000		4,000,000
OtherPlanAssets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	4,000,000		9,000,000
OtherPlanAssets [Member] | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			1,000,000
OtherPlanAssets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			2,000,000
OtherPlanAssets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	0		0
OtherPlanAssets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	1,000,000		1,000,000
OtherPlanAssets [Member] | Level 1 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			0
OtherPlanAssets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			0
OtherPlanAssets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	0		0
OtherPlanAssets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	0		0
OtherPlanAssets [Member] | Level 2 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			0
OtherPlanAssets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			0
OtherPlanAssets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	1,000,000		4,000,000
OtherPlanAssets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]	$ 3,000,000		8,000,000
OtherPlanAssets [Member] | Level 3 | All Other Pension Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			1,000,000
OtherPlanAssets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[20]			$ 2,000,000

[1]	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
[2]	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
[3]	Investments in common/collective trusts held in PBOP plan VEBA trusts and in the pension master trust.
[4]	Excludes cash and cash equivalents of $14 million and accounts payable of $25 million at Sempra Energy Consolidated.
[5]	Excludes cash and cash equivalents of $11 million at Sempra Energy Consolidated.
[6]	Excludes cash and cash equivalents of $4 million, accounts payable of $7 million and transfers receivable from other plans of $2 million at SDG&E.
[7]	Excludes cash and cash equivalents of $3 million at SDG&E.
[8]	Excludes cash and cash equivalents of $9 million and accounts payable of $16 million at SoCalGas.
[9]	Excludes cash and cash equivalents of $7 million at SoCalGas.
[10]	Excludes cash and cash equivalents of $1 million, accounts payable of $2 million and transfers payable to other plans of $2 million at Other Sempra Energy.
[11]	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
[12]	Excludes cash and cash equivalents of $4 million and accounts payable of $5 million at Sempra Energy Consolidated.
[13]	Excludes cash and cash equivalents of $3 million at Sempra Energy Consolidated.
[14]	Excludes cash and cash equivalents of $1 million and accounts payable of $1 million held in SDG&E PBOP plan trusts.
[15]	Excludes cash and cash equivalents of $3 million and accounts payable of $4 million held in SoCalGas PBOP plan trusts.
[16]	Excludes cash and cash equivalents of $2 million held in SoCalGas PBOP plan trusts.
[17]	Excludes cash and cash equivalents of $1 million held in Other Sempra Energy PBOP plan trusts.
[18]	Investments in common stock of domestic corporations include, on a combined basis at SDG&E, SoCalGas and Other Sempra Energy, 11,558 shares of Sempra Energy common stock at a value of $1 million.
[19]	Investments in common stock of domestic corporations include, on a combined basis at SDG&E, SoCalGas and Other Sempra Energy, 2,005 shares of Sempra Energy common stock at a value of $0.2 million.
[20]	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.